Note 2 - Significant Accounting Policies Summary - Property, Plant and Equipment (Details)	2 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Building and Building Improvements [Member] | Minimum [Member]
Estimated useful lives (Year)	15 years	15 years
Building and Building Improvements [Member] | Maximum [Member]
Estimated useful lives (Year)	40 years			40 years
Assets Held under Capital Leases [Member]
Estimated useful lives (Year)	40 years		40 years
Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful lives (Year)	2 years	2 years
Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful lives (Year)	7 years			7 years
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful lives (Year)	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful lives (Year)	25 years			25 years
Transportation Equipment [Member] | Minimum [Member]
Estimated useful lives (Year)	3 years	3 years
Transportation Equipment [Member] | Maximum [Member]
Estimated useful lives (Year)	7 years			7 years